Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000092805
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000163729
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000089478
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000089477
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 30,582	$ 30,298	$ 29,230	$ 27,702	$ 28,892	$ 27,865	$ 26,283	$ 25,702	$ 24,607	$ 22,731	$ 23,261	$ 24,299	$ 24,755	$ 24,002	$ 22,373	$ 22,138	$ 21,965	$ 21,311	$ 21,755	$ 20,409	$ 21,723	$ 20,652	$ 19,105	$ 21,009	$ 21,907	$ 20,144	$ 22,091	$ 22,016	$ 23,963	$ 23,141	$ 23,757	$ 24,926	$ 23,822	$ 23,942	$ 22,335	$ 23,473	$ 22,724	$ 22,265	$ 21,786	$ 21,667	$ 20,609	$ 19,571	$ 19,012	$ 19,112	$ 18,454	$ 16,666	$ 17,113	$ 17,833	$ 16,620	$ 15,845	$ 15,562	$ 14,905	$ 13,190	$ 14,933	$ 16,283	$ 16,474	$ 15,997	$ 15,411	$ 15,105	$ 14,773	$ 15,114	$ 14,878	$ 13,873	$ 14,930	$ 14,423	$ 14,196	$ 13,803	$ 12,806	$ 14,096	$ 13,842	$ 14,923	$ 14,906	$ 14,489	$ 14,006	$ 13,990	$ 13,736	$ 13,719	$ 14,137	$ 14,702	$ 13,981	$ 13,874	$ 13,450	$ 13,144	$ 12,869	$ 12,791	$ 12,548	$ 12,438	$ 12,281	$ 12,195	$ 12,210	$ 11,763	$ 11,606	$ 11,371	$ 10,896	$ 11,088	$ 11,103	$ 11,111	$ 10,697	$ 10,674	$ 10,536	$ 10,559	$ 9,923	$ 9,877	$ 10,398	$ 10,532	$ 10,532	$ 9,766	$ 9,924	$ 10,559	$ 10,306	$ 10,505	$ 10,354	$ 10,313	$ 10,470	$ 9,924	$ 10,177	$ 10,208	$ 9,913	$ 9,699	$ 9,844	$ 9,427
C000089479
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000019944
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 32,770	33,827	31,977	30,276	31,841	31,353	28,744	27,789	26,573	23,905	24,416	25,917	26,725	26,075	24,378	23,810	23,741	22,327	22,624	20,731	22,066	21,018	20,392	22,746	23,890	21,482	23,300	24,239	28,249	27,809	28,634	32,849	33,008	34,978	32,993	34,714	33,691	32,936	30,537	31,814	29,752	31,153	30,072	30,465	28,778	25,581	25,749	26,605	24,754	23,006	22,164	20,225	17,079	19,659	21,173	20,379	20,162	19,071	18,770	19,114	19,402	19,046	17,976	18,927	17,738	17,445	16,477	14,804	16,291	16,047	17,945	17,999	17,019	16,657	16,574	15,699	15,706	15,871	15,997	14,723	14,603	14,327	13,780	13,481	13,275	12,883	12,968	12,587	12,181	12,026	11,557	10,895	11,080	10,925	11,356	11,394	11,401	10,701	10,877	10,582	10,348	9,822	9,901	10,956	11,130	10,943	10,288	10,655	11,552	11,227	11,250	11,078	11,160	11,208	10,531	10,643	10,669	10,490	10,154	10,394	10,000
C000163725
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 32,923	33,983	32,120	30,411	31,984	31,492	28,872	27,913	26,688	24,009	24,518	26,028	26,839	26,179	24,474	23,908	23,832	22,417	22,713	20,813	22,150	21,093	20,469	22,829	23,981	21,556	23,387	24,324	28,353	27,908	28,731	32,958	33,118	35,094	33,102	34,826	33,799	33,040	30,630	31,910	29,841	31,244	30,161	30,548	28,859	25,648	25,816	26,675	24,817	23,062	22,217	20,275	17,120	19,706	21,228	20,425	20,209	19,115	18,809	19,153	19,441	19,085	18,012	18,966	17,774	17,482	16,506	14,835	16,321	16,077	17,974	18,028	17,045	16,683	16,600	15,722	15,729	15,894	16,019	14,746	14,620	14,344	13,797	13,498	13,290	12,898	12,979	12,601	12,193	12,038	11,567	10,904	11,089	10,934	11,363	11,401	11,408	10,705	10,882	10,586	10,350	9,824	9,903	10,958	11,132	10,945	10,288	10,655	11,552	11,227	11,250	11,078	11,160	11,208	10,531	10,643	10,669	10,490	10,154	10,394	10,000
C000019941
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 30,237	31,211	29,512	27,952	29,413	28,965	26,571	25,696	24,570	22,115	22,595	23,992	24,747	24,152	22,587	22,071	22,009	20,710	20,986	19,243	20,484	19,522	18,942	21,139	22,216	19,883	21,592	22,484	26,229	25,857	26,645	30,583	30,767	32,640	30,819	32,454	31,533	30,850	28,625	29,856	27,952	29,297	28,304	28,697	27,140	24,150	24,327	25,164	23,077	21,464	20,704	18,913	15,982	18,414	19,850	19,124	18,943	17,938	17,669	18,009	18,299	17,981	16,983	17,903	16,792	16,538	15,632	14,055	15,484	15,265	17,091	17,155	16,239	15,907	15,843	15,024	15,045	15,217	15,351	14,146	14,040	13,788	13,276	13,002	12,814	12,449	12,543	12,185	11,805	11,666	11,222	10,586	10,783	10,641	11,071	11,119	11,137	10,461	10,644	10,365	10,146	9,641	9,725	10,771	10,957	10,783	10,144	10,518	11,416	11,106	11,136	10,977	11,070	11,129	10,467	10,588	10,624	10,457	10,133	10,383	10,000
C000019942
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 29,682	30,637	28,970	27,438	28,872	28,433	26,082	25,224	24,118	21,709	22,180	23,551	24,293	23,708	22,171	21,665	21,604	20,330	20,600	18,889	20,107	19,163	18,594	20,750	21,808	19,611	21,279	22,142	25,812	25,421	26,178	30,043	30,202	32,015	30,209	31,793	30,870	30,182	27,996	29,174	27,289	28,585	27,603	27,970	26,436	23,500	23,666	24,460	22,764	21,164	20,393	18,617	15,728	18,109	19,514	18,783	18,593	17,590	17,318	17,640	17,912	17,590	16,608	17,494	16,401	16,134	15,243	13,701	15,082	14,862	16,624	16,677	15,775	15,449	15,376	14,568	14,580	14,739	14,857	13,683	13,575	13,321	12,819	12,544	12,357	11,996	12,079	11,730	11,353	11,213	10,781	10,166	10,342	10,201	10,607	10,644	10,657	10,004	10,173	9,898	9,684	9,195	9,271	10,261	10,431	10,260	9,647	9,995	10,840	10,538	10,562	10,406	10,488	10,536	9,903	10,010	10,040	9,876	9,563	9,791	9,425
C000019943
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 32,088	33,125	31,318	29,661	31,201	30,722	28,177	27,243	26,053	23,439	23,945	25,425	26,219	25,584	23,923	23,374	23,309	21,923	22,219	20,363	21,681	20,648	20,040	22,358	23,494	21,120	22,919	23,842	27,796	27,365	28,179	32,337	32,499	34,447	32,499	34,194	33,194	32,458	30,096	31,366	29,337	30,723	29,665	30,050	28,393	25,240	25,415	26,262	24,440	22,720	21,888	19,983	16,871	19,428	20,928	20,142	19,935	18,859	18,564	18,905	19,196	18,845	17,788	18,739	17,562	17,276	16,320	14,667	16,141	15,903	17,786	17,840	16,871	16,518	16,437	15,576	15,584	15,753	15,876	14,619	14,498	14,225	13,687	13,393	13,191	12,802	12,888	12,514	12,113	11,958	11,495	10,838	11,024	10,872	11,302	11,342	11,352	10,656	10,832	10,541	10,310	9,788	9,868	10,919	11,099	10,913	10,259	10,630	11,528	11,203	11,227	11,059	11,142	11,192	10,518	10,632	10,659	10,483	10,150	10,390	10,000
C000089284
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 30,785	30,619	29,428	28,021	29,345	27,988	26,796	26,333	25,016	23,041	23,740	24,773	25,319	24,226	22,433	22,555	22,373	21,887	22,206	21,036	22,391	21,254	19,049	20,849	21,660	19,712	21,836	21,498	23,392	23,081	23,311	24,407	23,256	23,316	21,849	23,067	22,393	21,896	21,766	21,506	20,512	19,376	18,608	18,572	17,843	16,106	16,300	16,964	16,177	15,738	15,687	14,838	13,091	15,165	16,698	17,117	16,736	15,949	15,597	15,228	15,672	15,538	14,314	15,605	15,094	14,918	14,465	13,359	14,731	14,554	15,858	15,939	15,431	14,945	14,996	14,562	14,503	14,878	15,512	14,576	14,451	14,026	13,535	13,110	13,060	12,735	12,642	12,505	12,353	12,440	11,928	11,777	11,528	10,709	10,894	10,894	10,844	10,367	10,552	10,388	10,481	9,890	9,968	10,823	11,109	11,088	10,275	10,555	11,151	11,249	11,389	10,976	11,137	11,109	10,422	10,752	10,725	10,348	10,272	10,488	10,000
C000163727
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 31,761	31,573	30,342	28,889	30,257	28,872	27,641	27,145	25,795	23,757	24,478	25,544	26,109	24,980	23,129	23,255	23,067	22,580	22,894	21,687	23,085	21,912	19,636	21,493	22,331	20,320	22,512	22,149	24,119	23,783	24,035	25,166	23,971	24,044	22,519	23,776	23,080	22,567	22,433	22,165	21,139	19,980	19,174	19,138	18,386	16,594	16,804	17,479	16,667	16,214	16,161	15,297	13,484	15,624	17,205	17,627	17,243	16,431	16,068	15,679	16,145	15,998	14,745	16,076	15,549	15,367	14,892	13,760	15,169	14,994	16,331	16,415	15,890	15,389	15,442	14,994	14,933	15,321	15,974	15,009	14,883	14,445	13,932	13,493	13,448	13,114	13,017	12,876	12,712	12,809	12,274	12,125	11,863	11,023	11,215	10,895	10,845	10,368	10,553	10,382	10,482	9,884	9,970	10,824	11,106	11,085	10,273	10,553	11,149	11,247	11,387	10,974	11,136	11,108	10,421	10,751	10,724	10,348	10,271	10,488	10,000
C000089282
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 27,814	27,663	26,589	25,334	26,528	25,318	24,245	23,836	22,656	20,875	21,515	22,461	22,948	21,960	20,346	20,457	20,304	19,886	20,179	19,121	20,347	19,327	17,325	18,966	19,713	17,959	19,917	19,623	21,377	21,108	21,338	22,375	21,335	21,414	20,080	21,223	20,618	20,181	20,080	19,855	18,970	17,938	17,232	17,209	16,560	14,957	15,162	15,788	15,064	14,673	14,644	13,872	12,239	14,194	15,651	16,051	15,707	14,985	14,669	14,329	14,767	14,653	13,519	14,750	14,280	14,126	13,705	12,676	13,989	13,838	15,090	15,177	14,716	14,262	14,320	13,924	13,881	14,255	14,874	13,996	13,890	13,491	13,028	12,629	12,601	12,295	12,216	12,095	11,960	12,060	11,569	11,441	11,206	10,422	10,615	10,622	10,586	10,131	10,323	10,166	10,273	9,703	9,789	10,643	10,932	10,917	10,134	10,416	11,016	11,122	11,277	10,882	11,052	11,030	10,360	10,699	10,685	10,318	10,254	10,473	10,000
C000089281
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 27,865	27,713	26,637	25,380	26,577	25,365	24,289	23,880	22,697	20,913	21,554	22,502	22,990	22,000	20,383	20,494	20,341	19,923	20,216	19,156	20,384	19,362	17,356	19,001	19,748	17,979	19,935	19,611	21,368	21,082	21,293	22,315	21,263	21,329	19,986	21,110	20,499	20,051	19,942	19,702	18,806	17,769	17,070	17,037	16,370	14,790	14,969	15,584	14,865	14,468	14,420	13,654	12,045	13,957	15,376	15,764	15,418	14,702	14,375	14,040	14,452	14,336	13,215	14,406	13,939	13,783	13,371	12,351	13,622	13,471	14,679	14,755	14,295	13,848	13,896	13,498	13,450	13,807	14,398	13,533	13,424	13,033	12,581	12,190	12,149	11,852	11,765	11,643	11,501	11,589	11,117	10,982	10,752	9,989	10,170	10,170	10,129	9,688	9,868	9,714	9,808	9,252	9,333	10,136	10,410	10,390	9,635	9,900	10,463	10,562	10,701	10,317	10,469	10,443	9,807	10,118	10,099	9,749	9,677	9,881	9,426
C000089285
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 29,918	29,760	28,605	27,243	28,541	27,227	26,088	25,629	24,360	22,449	23,134	24,141	24,666	23,616	21,880	21,997	21,822	21,369	21,676	20,538	21,862	20,765	18,612	20,374	21,170	19,277	21,366	21,026	22,893	22,592	22,827	23,911	22,778	22,847	21,415	22,618	21,953	21,472	21,357	21,094	20,143	19,031	18,275	18,241	17,527	15,823	16,023	16,680	15,903	15,475	15,435	14,608	12,884	14,927	16,451	16,850	16,481	15,717	15,372	15,003	15,455	15,323	14,124	15,397	14,896	14,724	14,280	13,188	14,552	14,385	15,676	15,755	15,262	14,784	14,834	14,407	14,356	14,733	15,364	14,443	14,321	13,901	13,417	12,998	12,955	12,635	12,542	12,414	12,265	12,357	11,845	11,703	11,458	10,647	10,839	10,839	10,797	10,327	10,512	10,349	10,441	9,858	9,943	10,797	11,079	11,058	10,251	10,532	11,128	11,233	11,373	10,967	11,128	11,100	10,420	10,749	10,726	10,349	10,272	10,488	10,000
C000092779
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 35,211	36,560	34,070	32,219	34,008	33,399	30,994	29,482	28,353	25,397	25,578	27,040	27,144	26,594	24,918	24,097	23,573	22,059	22,434	20,933	22,427	21,140	20,133	22,228	23,352	20,999	22,784	23,270	26,922	26,237	27,180	30,241	29,876	30,288	28,519	30,298	29,398	28,621	27,212	27,792	26,002	26,023	25,311	26,069	25,208	23,033	23,911	25,097	23,037	21,486	20,866	19,354	16,670	18,909	20,304	19,662	19,174	18,408	18,213	18,201	18,594	18,322	17,304	18,387	17,365	16,939	16,209	14,773	16,095	15,841	17,661	17,448	16,696	16,276	16,195	15,415	15,340	15,734	15,979	14,635	14,490	14,077	13,495	13,217	13,006	12,633	12,781	12,381	12,032	11,889	11,473	10,976	11,057	10,968	11,248	11,251	11,311	10,699	10,980	10,776	10,774	10,203	10,321	11,219	11,450	11,434	10,530	10,783	11,482	11,071	11,190	11,126	11,096	11,219	10,532	10,706	10,703	10,515	10,183	10,319	10,000
C000120071
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 35,549	36,914	34,398	32,527	34,322	33,708	31,277	29,750	28,611	25,625	25,799	27,276	27,379	26,818	25,122	24,296	23,761	22,239	22,613	21,097	22,600	21,303	20,287	22,395	23,529	21,151	22,950	23,435	27,115	26,420	27,366	30,445	30,080	30,492	28,704	30,497	29,593	28,805	27,383	27,962	26,159	26,179	25,463	26,220	25,351	23,166	24,045	25,235	23,162	21,601	20,973	19,452	16,755	19,002	20,402	19,760	19,266	18,491	18,297	18,281	18,674	18,402	17,377	18,463	17,437	17,008	16,274	14,830	16,155	15,902	17,725	17,508	16,754	16,331	16,246	15,466	15,385	15,783	16,027	14,674	14,529	14,113	13,529	13,251	13,037	12,665	12,810	12,407	12,058	11,913	11,494	10,997	11,076	10,984	11,265	11,267	11,328	10,711	10,994	10,788	10,786	10,212	10,328	11,226	11,458	11,440	10,536	10,790	11,488	11,075	11,193	11,130	11,098	11,221	10,534	10,705	10,703	10,515	10,181	10,319	10,000
C000092781
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 32,077	33,311	31,050	29,372	31,012	30,460	28,276	26,905	25,880	23,193	23,358	24,701	24,803	24,302	22,775	22,033	21,558	20,182	20,531	19,162	20,530	19,362	18,445	20,371	21,407	19,264	20,926	21,387	24,766	24,158	25,045	27,894	27,583	27,992	26,374	28,050	27,244	26,543	25,258	25,819	24,178	24,225	23,582	24,301	23,527	21,515	22,356	23,482	21,574	20,140	19,577	18,173	15,668	17,789	19,114	18,532	18,089	17,379	17,213	17,213	17,602	17,361	16,409	17,454	16,499	16,110	15,427	14,073	15,344	15,117	16,869	16,679	15,977	15,587	15,524	14,791	14,728	15,124	15,371	14,088	13,963	13,577	13,026	12,771	12,577	12,231	12,385	12,004	11,677	11,549	11,155	10,681	10,770	10,692	10,977	10,989	11,057	10,468	10,752	10,561	10,569	10,017	10,143	11,035	11,274	11,267	10,386	10,648	11,347	10,952	11,081	11,029	11,010	11,143	10,472	10,653	10,662	10,484	10,161	10,307	10,000
C000092780
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 32,133	33,369	31,104	29,423	31,066	30,513	28,326	26,951	25,926	23,233	23,398	24,745	24,846	24,344	22,814	22,071	21,595	20,217	20,566	19,195	20,566	19,396	18,477	20,406	21,445	19,282	20,931	21,382	24,743	24,121	24,988	27,807	27,486	27,869	26,246	27,894	27,072	26,364	25,071	25,612	23,969	23,994	23,345	24,048	23,260	21,257	22,076	23,174	21,275	19,851	19,281	17,887	15,414	17,489	18,779	18,196	17,743	17,038	16,863	16,855	17,225	16,979	16,037	17,046	16,103	15,714	15,040	13,712	14,941	14,712	16,403	16,209	15,517	15,129	15,058	14,339	14,270	14,643	14,873	13,626	13,494	13,114	12,574	12,320	12,124	11,783	11,923	11,551	11,229	11,098	10,713	10,251	10,332	10,249	10,513	10,520	10,580	10,008	10,274	10,086	10,086	9,555	9,668	10,511	10,731	10,718	9,877	10,118	10,777	10,394	10,510	10,453	10,429	10,549	9,907	10,072	10,074	9,899	9,589	9,723	9,425
C000092782
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 34,473	35,808	33,376	31,571	33,320	32,732	30,378	28,907	27,805	24,907	25,086	26,528	26,634	26,098	24,451	23,650	23,141	21,659	22,029	20,561	22,029	20,771	19,787	21,850	22,959	20,646	22,405	22,887	26,482	25,815	26,745	29,761	29,408	29,820	28,078	29,841	28,959	28,196	26,815	27,387	25,629	25,655	24,959	25,707	24,865	22,721	23,595	24,766	22,734	21,211	20,599	19,112	16,467	18,679	20,058	19,432	18,951	18,197	18,008	17,996	18,389	18,123	17,119	18,193	17,185	16,767	16,046	14,628	15,938	15,689	17,494	17,286	16,546	16,130	16,051	15,283	15,210	15,607	15,850	14,518	14,376	13,969	13,393	13,122	12,912	12,546	12,695	12,298	11,953	11,812	11,400	10,909	10,993	10,903	11,185	11,190	11,253	10,643	10,925	10,723	10,723	10,157	10,276	11,173	11,405	11,391	10,493	10,750	11,448	11,040	11,161	11,102	11,074	11,198	10,518	10,690	10,692	10,508	10,178	10,316	10,000
C000064967
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,204	23,506	23,479	22,572	23,333	21,949	20,933	20,740	19,606	18,273	18,932	19,678	20,285	19,406	18,388	18,977	18,866	19,065	19,808	18,891	19,700	18,628	16,879	18,557	19,122	18,056	19,724	19,241	20,566	20,166	20,166	20,710	19,275	19,896	18,843	19,662	19,165	19,010	19,220	18,747	17,922	17,050	15,814	15,967	15,394	13,505	13,644	14,075	13,231	12,611	12,733	12,125	11,081	13,208	14,330	14,531	14,099	13,619	13,378	13,125	13,529	13,488	12,716	13,470	13,015	12,984	12,696	11,822	13,084	12,653	13,552	13,482	13,282	12,854	12,863	12,690	12,644	12,851	13,623	13,069	12,945	12,579	12,374	12,049	12,100	11,918	11,722	11,715	11,758	11,867	11,439	11,302	11,054	10,433	10,592	10,608	10,557	10,168	10,326	10,147	10,089	9,381	9,359	10,052	10,386	10,255	9,629	9,977	10,614	10,673	10,744	10,594	10,600	10,594	10,026	10,457	10,441	10,264	10,163	10,455	10,000
C000177470
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,371	23,667	23,634	22,736	23,471	22,086	21,062	20,867	19,735	18,391	19,055	19,786	20,398	19,512	18,498	19,091	18,963	19,175	19,924	18,984	19,810	18,715	16,969	18,654	19,222	18,149	19,824	19,322	20,656	20,248	20,264	20,795	19,357	19,981	18,912	19,741	19,242	19,075	19,292	18,817	17,978	17,108	15,867	16,021	15,451	13,554	13,683	14,123	13,275	12,642	12,761	12,152	11,103	13,247	14,373	14,575	14,133	13,652	13,411	13,153	13,559	13,517	12,740	13,495	13,040	13,006	12,717	11,842	13,103	12,671	13,580	13,513	13,304	12,875	12,884	12,702	12,656	12,860	13,633	13,078	12,959	12,586	12,381	12,063	12,107	11,925	11,729	11,715	11,758	11,867	11,439	11,302	11,054	10,433	10,592	10,608	10,557	10,168	10,326	10,147	10,089	9,381	9,359	10,052	10,386	10,255	9,629	9,977	10,614	10,673	10,744	10,594	10,600	10,594	10,026	10,457	10,441	10,264	10,163	10,455	10,000
C000064966
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 22,006	21,381	21,358	20,541	21,224	19,981	19,064	18,886	17,860	16,665	17,255	17,937	18,496	17,702	16,779	17,321	17,218	17,414	18,099	17,254	18,003	17,029	15,431	16,978	17,499	16,546	18,082	17,655	18,894	18,545	18,559	19,067	17,779	18,365	17,401	18,178	17,730	17,601	17,818	17,391	16,638	15,848	14,712	14,870	14,348	12,600	12,736	13,156	12,370	11,798	11,921	11,368	10,398	12,411	13,475	13,678	13,283	12,841	12,620	12,395	12,788	12,760	12,040	12,767	12,346	12,323	12,065	11,243	12,459	12,056	12,931	12,880	12,692	12,306	12,323	12,161	12,135	12,341	13,094	12,572	12,459	12,119	11,939	11,636	11,698	11,532	11,344	11,351	11,400	11,522	11,113	10,988	10,763	10,167	10,326	10,358	10,316	9,949	10,104	9,938	9,889	9,211	9,197	9,888	10,224	10,102	9,495	9,846	10,492	10,563	10,644	10,497	10,516	10,524	9,974	10,409	10,403	10,234	10,140	10,444	10,000
C000064965
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 22,031	21,405	21,382	20,564	21,248	20,004	19,085	18,907	17,880	16,683	17,275	17,957	18,517	17,722	16,798	17,340	17,238	17,434	18,120	17,274	18,023	17,048	15,448	16,998	17,519	16,534	18,077	17,630	18,855	18,497	18,497	18,999	17,697	18,270	17,297	18,058	17,609	17,466	17,664	17,237	16,484	15,687	14,553	14,695	14,177	12,437	12,567	12,967	12,194	11,629	11,741	11,188	10,219	12,193	13,225	13,422	13,025	12,587	12,363	12,127	12,505	12,476	11,765	12,469	12,045	12,023	11,754	10,948	12,130	11,727	12,567	12,514	12,327	11,935	11,943	11,781	11,747	11,940	12,663	12,153	12,039	11,697	11,512	11,221	11,269	11,099	10,922	10,915	10,956	11,072	10,664	10,542	10,319	9,743	9,892	9,912	9,864	9,506	9,649	9,487	9,433	8,780	8,760	9,412	9,729	9,611	9,028	9,355	9,962	10,017	10,090	9,948	9,960	9,957	9,427	9,840	9,825	9,662	9,567	9,849	9,423
C000019968
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 23,603	22,942	22,914	22,035	22,773	21,441	20,441	20,253	19,150	17,856	18,511	19,231	19,837	18,983	17,989	18,577	18,453	18,657	19,396	18,504	19,290	18,247	16,543	18,190	18,739	17,701	19,343	18,872	20,180	19,784	19,799	20,329	18,927	19,545	18,504	19,318	18,831	18,680	18,897	18,434	17,626	16,780	15,569	15,719	15,157	13,305	13,431	13,862	13,045	12,426	12,542	11,956	10,921	13,028	14,141	14,338	13,909	13,446	13,209	12,957	13,366	13,326	12,562	13,316	12,868	12,833	12,548	11,696	12,943	12,526	13,415	13,353	13,155	12,740	12,749	12,578	12,533	12,744	13,509	12,960	12,846	12,484	12,281	11,962	12,020	11,840	11,645	11,638	11,681	11,802	11,370	11,240	11,001	10,377	10,542	10,561	10,511	10,125	10,281	10,102	10,052	9,348	9,333	10,023	10,356	10,225	9,602	9,954	10,595	10,654	10,730	10,574	10,587	10,585	10,019	10,448	10,434	10,256	10,156	10,449	10,000
C000089290
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000120086
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000089288
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 29,754	30,444	29,038	27,419	28,905	28,268	25,985	24,844	23,943	21,445	21,833	23,164	23,464	23,052	21,538	20,940	20,809	19,724	20,154	18,677	20,098	19,332	18,603	20,622	21,575	19,287	20,856	21,379	24,714	24,485	24,942	28,375	28,649	30,051	27,981	29,472	28,604	27,758	26,133	27,046	25,421	25,844	24,820	25,176	24,173	21,829	22,148	22,917	21,379	19,897	19,110	17,703	15,190	17,609	18,866	18,191	17,962	17,207	17,005	17,307	17,542	17,324	16,401	17,173	16,267	15,948	15,159	13,765	15,109	14,885	16,625	16,480	15,650	15,320	15,162	14,463	14,437	14,700	14,964	13,751	13,643	13,304	12,820	12,626	12,452	12,094	12,191	11,784	11,387	11,251	10,854	10,341	10,454	10,420	10,780	10,754	10,823	10,240	10,540	10,309	10,317	9,735	9,864	10,814	10,996	10,909	10,230	10,523	11,265	10,941	11,059	10,980	11,004	11,122	10,475	10,657	10,660	10,451	10,186	10,381	10,000
C000089286
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 29,788	30,478	29,070	27,449	28,937	28,300	26,014	24,872	23,970	21,469	21,857	23,190	23,490	23,078	21,562	20,963	20,832	19,746	20,177	18,698	20,121	19,353	18,623	20,645	21,599	19,297	20,851	21,356	24,669	24,426	24,875	28,281	28,533	29,919	27,825	29,285	28,429	27,559	25,937	26,807	25,185	25,598	24,566	24,891	23,888	21,555	21,857	22,604	21,070	19,603	18,817	17,415	14,938	17,310	18,541	17,860	17,621	16,871	16,654	16,944	17,162	16,944	16,025	16,763	15,880	15,541	14,767	13,412	14,718	14,487	16,167	16,016	15,191	14,859	14,708	14,024	13,984	14,235	14,477	13,289	13,186	12,842	12,372	12,177	12,004	11,644	11,730	11,331	10,948	10,807	10,416	9,923	10,023	9,981	10,326	10,291	10,347	9,790	10,065	9,847	9,840	9,276	9,396	10,291	10,462	10,370	9,720	9,996	10,692	10,383	10,482	10,403	10,416	10,521	9,904	10,068	10,071	9,864	9,605	9,786	9,424
C000089291
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000120088
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000089437
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089436
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 23,367	22,298	22,315	21,493	22,282	21,147	20,490	20,276	19,016	18,042	18,377	19,048	19,464	18,968	17,754	18,201	17,658	17,850	18,537	17,850	18,495	17,340	15,425	16,712	17,048	15,824	17,501	17,244	18,499	18,212	18,650	19,179	18,307	18,991	17,885	18,394	18,133	17,934	18,108	17,785	17,139	16,008	15,262	15,623	15,163	13,473	13,758	14,231	13,659	13,236	13,149	12,727	11,546	13,572	15,039	15,548	15,064	14,579	14,523	14,016	14,376	14,106	13,215	14,027	13,384	13,238	12,798	11,839	13,250	12,873	13,617	13,522	13,292	12,768	12,622	12,527	12,412	12,674	13,344	12,643	12,475	12,098	11,992	11,760	11,905	11,605	11,547	11,450	11,431	11,431	11,160	11,015	10,836	10,439	10,656	10,638	10,574	10,313	10,349	10,313	10,241	9,638	9,674	10,349	10,608	10,640	9,834	10,141	10,842	10,681	10,842	10,769	10,600	10,737	10,132	10,511	10,501	10,299	10,075	10,299	10,000
C000089434
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 23,346	22,278	22,295	21,473	22,262	21,128	20,471	20,258	18,999	18,025	18,361	19,031	19,446	18,951	17,738	18,185	17,642	17,834	18,520	17,834	18,479	17,325	15,411	16,697	17,033	15,806	17,471	17,208	18,435	18,143	18,566	19,092	18,200	18,860	17,755	18,260	17,983	17,767	17,935	17,599	16,951	15,823	15,078	15,426	14,968	13,282	13,555	14,018	13,472	13,045	12,950	12,522	11,359	13,341	14,778	15,264	14,777	14,284	14,220	13,716	14,070	13,791	12,912	13,695	13,062	12,912	12,473	11,530	12,895	12,519	13,241	13,132	12,905	12,391	12,242	12,133	12,025	12,272	12,915	12,222	12,052	11,688	11,579	11,342	11,478	11,178	11,114	11,014	10,987	10,978	10,714	10,568	10,391	10,004	10,206	10,180	10,113	9,860	9,886	9,844	9,768	9,187	9,220	9,852	10,096	10,118	9,346	9,631	10,291	10,133	10,283	10,201	10,036	10,156	9,579	9,931	9,917	9,723	9,501	9,709	9,425
C000092797
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088	12,955	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,705	32,108	31,144	29,739	31,108	30,136	28,588	28,275	26,851	24,560	25,229	26,491	27,013	26,078	24,411	24,316	24,060	23,433	23,994	22,448	23,844	22,661	20,944	23,084	23,979	21,923	23,924	23,956	26,318	25,491	26,150	27,785	26,732	27,145	25,426	26,620	25,882	25,452	24,839	24,726	23,514	22,700	22,012	22,111	21,159	18,864	19,280	20,009	18,657	17,655	17,260	16,384	14,468	16,774	18,270	18,290	17,777	17,126	16,765	16,476	16,819	16,572	15,485	16,556	15,920	15,691	15,158	13,960	15,393	15,090	16,290	16,263	15,711	15,207	15,108	14,693	14,637	14,937	15,509	14,732	14,586	14,157	13,854	13,524	13,498	13,249	13,130	12,997	12,861	12,852	12,391	12,162	11,930	11,419	11,671	11,653	11,623	11,179	11,156	10,960	10,893	10,176	10,180	10,788	11,014	10,954	10,152	10,457	11,128	10,945	11,132	10,980	10,930	11,043	10,438	10,737	10,737	10,483	10,202	10,420	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,453	44,010	41,353	39,028	40,828	40,102	37,519	36,707	35,035	31,615	32,173	34,044	34,430	33,286	31,134	29,850	29,595	27,854	28,187	25,995	28,126	26,948	25,407	28,129	29,436	26,292	28,523	29,195	33,209	32,021	33,351	36,595	35,871	35,775	33,001	34,918	33,699	32,773	30,870	31,334	29,425	29,028	28,968	29,078	27,723	25,050	25,868	27,108	24,628	22,921	21,971	20,558	17,908	19,989	21,456	21,031	20,425	19,540	19,004	19,012	19,204	18,796	17,579	18,780	17,986	17,543	16,902	15,482	16,980	16,796	18,504	18,442	17,477	16,994	16,834	16,104	16,051	16,452	16,898	15,817	15,702	15,241	14,699	14,464	14,225	13,876	13,876	13,558	13,259	13,107	12,600	12,206	12,055	11,742	12,061	12,007	12,053	11,495	11,541	11,315	11,404	10,677	10,686	11,365	11,564	11,503	10,613	10,916	11,637	11,282	11,456	11,278	11,252	11,356	10,643	10,814	10,896	10,581	10,283	10,466	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,453	44,010	41,353	39,028	40,828	40,102	37,519	36,707	35,035	31,615	32,173	34,044	34,430	33,286	31,134	29,850	29,595	27,854	28,187	25,995	28,126	26,948	25,407	28,129	29,436	26,292	28,523	29,195	33,209	32,021	33,351	36,595	35,871	35,775	33,001	34,918	33,699	32,773	30,870	31,334	29,425	29,028	28,968	29,078	27,723	25,050	25,868	27,108	24,628	22,921	21,971	20,558	17,908	19,989	21,456	21,031	20,425	19,540	19,004	19,012	19,204	18,796	17,579	18,780	17,986	17,543	16,902	15,482	16,980	16,796	18,504	18,442	17,477	16,994	16,834	16,104	16,051	16,452	16,898	15,817	15,702	15,241	14,699	14,464	14,225	13,876	13,876	13,558	13,259	13,107	12,600	12,206	12,055	11,742	12,061	12,007	12,053	11,495	11,541	11,315	11,404	10,677	10,686	11,365	11,564	11,503	10,613	10,916	11,637	11,282	11,456	11,278	11,252	11,356	10,643	10,814	10,896	10,581	10,283	10,466	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,453	44,010	41,353	39,028	40,828	40,102	37,519	36,707	35,035	31,615	32,173	34,044	34,430	33,286	31,134	29,850	29,595	27,854	28,187	25,995	28,126	26,948	25,407	28,129	29,436	26,292	28,523	29,195	33,209	32,021	33,351	36,595	35,871	35,775	33,001	34,918	33,699	32,773	30,870	31,334	29,425	29,028	28,968	29,078	27,723	25,050	25,868	27,108	24,628	22,921	21,971	20,558	17,908	19,989	21,456	21,031	20,425	19,540	19,004	19,012	19,204	18,796	17,579	18,780	17,986	17,543	16,902	15,482	16,980	16,796	18,504	18,442	17,477	16,994	16,834	16,104	16,051	16,452	16,898	15,817	15,702	15,241	14,699	14,464	14,225	13,876	13,876	13,558	13,259	13,107	12,600	12,206	12,055	11,742	12,061	12,007	12,053	11,495	11,541	11,315	11,404	10,677	10,686	11,365	11,564	11,503	10,613	10,916	11,637	11,282	11,456	11,278	11,252	11,356	10,643	10,814	10,896	10,581	10,283	10,466	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,453	44,010	41,353	39,028	40,828	40,102	37,519	36,707	35,035	31,615	32,173	34,044	34,430	33,286	31,134	29,850	29,595	27,854	28,187	25,995	28,126	26,948	25,407	28,129	29,436	26,292	28,523	29,195	33,209	32,021	33,351	36,595	35,871	35,775	33,001	34,918	33,699	32,773	30,870	31,334	29,425	29,028	28,968	29,078	27,723	25,050	25,868	27,108	24,628	22,921	21,971	20,558	17,908	19,989	21,456	21,031	20,425	19,540	19,004	19,012	19,204	18,796	17,579	18,780	17,986	17,543	16,902	15,482	16,980	16,796	18,504	18,442	17,477	16,994	16,834	16,104	16,051	16,452	16,898	15,817	15,702	15,241	14,699	14,464	14,225	13,876	13,876	13,558	13,259	13,107	12,600	12,206	12,055	11,742	12,061	12,007	12,053	11,495	11,541	11,315	11,404	10,677	10,686	11,365	11,564	11,503	10,613	10,916	11,637	11,282	11,456	11,278	11,252	11,356	10,643	10,814	10,896	10,581	10,283	10,466	10,000
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 43,453	44,010	41,353	39,028	40,828	40,102	37,519	36,707	35,035	31,615	32,173	34,044	34,430	33,286	31,134	29,850	29,595	27,854	28,187	25,995	28,126	26,948	25,407	28,129	29,436	26,292	28,523	29,195	33,209	32,021	33,351	36,595	35,871	35,775	33,001	34,918	33,699	32,773	30,870	31,334	29,425	29,028	28,968	29,078	27,723	25,050	25,868	27,108	24,628	22,921	21,971	20,558	17,908	19,989	21,456	21,031	20,425	19,540	19,004	19,012	19,204	18,796	17,579	18,780	17,986	17,543	16,902	15,482	16,980	16,796	18,504	18,442	17,477	16,994	16,834	16,104	16,051	16,452	16,898	15,817	15,702	15,241	14,699	14,464	14,225	13,876	13,876	13,558	13,259	13,107	12,600	12,206	12,055	11,742	12,061	12,007	12,053	11,495	11,541	11,315	11,404	10,677	10,686	11,365	11,564	11,503	10,613	10,916	11,637	11,282	11,456	11,278	11,252	11,356	10,643	10,814	10,896	10,581	10,283	10,466	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	22,439	22,652	21,956	22,936	21,844	21,067	21,045	19,940	18,541	19,220	19,991	20,546	19,848	18,611	19,358	19,071	19,159	19,859	18,881	19,674	18,517	16,795	18,409	18,974	17,794	19,498	19,126	20,269	19,713	19,944	20,420	19,208	19,910	18,948	19,631	19,249	19,097	19,318	18,877	18,151	17,143	16,166	16,315	15,713	13,850	14,034	14,387	13,816	13,291	13,380	12,936	11,629	14,026	15,530	15,871	15,446	14,983	14,777	14,268	14,700	14,579	13,603	14,537	14,039	13,951	13,519	12,542	13,875	13,472	14,208	14,180	13,974	13,442	13,408	13,329	13,285	13,523	14,201	13,673	13,476	13,076	12,981	12,608	12,757	12,589	12,387	12,399	12,422	12,550	12,115	12,029	11,736	11,102	11,276	11,300	11,213	10,897	10,803	10,638	10,419	9,719	9,722	10,251	10,477	10,437	9,705	10,007	10,640	10,594	10,810	10,681	10,582	10,728	10,233	10,659	10,594	10,382	10,154	10,368	10,000
ALLSPRING Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,586	$ 22,439	$ 22,652	$ 21,956	$ 22,936	$ 21,844	$ 21,067	$ 21,045	$ 19,940	$ 18,541	$ 19,220	$ 19,991	$ 20,546	$ 19,848	$ 18,611	$ 19,358	$ 19,071	$ 19,159	$ 19,859	$ 18,881	$ 19,674	$ 18,517	$ 16,795	$ 18,409	$ 18,974	$ 17,794	$ 19,498	$ 19,126	$ 20,269	$ 19,713	$ 19,944	$ 20,420	$ 19,208	$ 19,910	$ 18,948	$ 19,631	$ 19,249	$ 19,097	$ 19,318	$ 18,877	$ 18,151	$ 17,143	$ 16,166	$ 16,315	$ 15,713	$ 13,850	$ 14,034	$ 14,387	$ 13,816	$ 13,291	$ 13,380	$ 12,936	$ 11,629	$ 14,026	$ 15,530	$ 15,871	$ 15,446	$ 14,983	$ 14,777	$ 14,268	$ 14,700	$ 14,579	$ 13,603	$ 14,537	$ 14,039	$ 13,951	$ 13,519	$ 12,542	$ 13,875	$ 13,472	$ 14,208	$ 14,180	$ 13,974	$ 13,442	$ 13,408	$ 13,329	$ 13,285	$ 13,523	$ 14,201	$ 13,673	$ 13,476	$ 13,076	$ 12,981	$ 12,608	$ 12,757	$ 12,589	$ 12,387	$ 12,399	$ 12,422	$ 12,550	$ 12,115	$ 12,029	$ 11,736	$ 11,102	$ 11,276	$ 11,300	$ 11,213	$ 10,897	$ 10,803	$ 10,638	$ 10,419	$ 9,719	$ 9,722	$ 10,251	$ 10,477	$ 10,437	$ 9,705	$ 10,007	$ 10,640	$ 10,594	$ 10,810	$ 10,681	$ 10,582	$ 10,728	$ 10,233	$ 10,659	$ 10,594	$ 10,382	$ 10,154	$ 10,368	$ 10,000